Loans and Borrowings - Senior Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Jan. 31, 2025
Disclosure of detailed information about borrowings [line items]
Borrowing facility size		$ 150,000
Repayments of borrowings	$ 54,740	$ 39,950
Additional borrowing (up to)			$ 25,000
Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size				$ 200,000
Weighted average interest rate	6.93%
Commitment fee percentage	0.68%
Proceeds from loans and borrowings	$ 30,000
Repayments of borrowings	10,000
Additional borrowing (up to)	$ 50,000
Senior Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	0.45%
Senior Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, undrawn commitment fees (as a percent)	0.96%
Senior Credit Facility | SOFR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Senior Credit Facility | SOFR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.25%